Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2011
Borrowed Funds (Tables) [Abstract]
Borrowed funds

Borrowed funds at December 31 are summarized as follows:

	2011		2010
	Principal	Weighted Average Rate	Principal	Weighted Average Rate
	(Dollars in thousands)

Securities sold under agreements to repurchase:
FHLB	$800,000	4.53%	$2,150,000	4.29%
Other brokers	6,150,000	4.44	12,650,000	4.00
Total securities sold under agreements to repurchase	6,950,000	4.45	14,800,000	4.04

Advances from the FHLB	8,125,000	3.39	14,875,000	3.99
Total borrowed funds	$15,075,000	3.87%	$29,675,000	4.02%

Accrued interest payable	$66,252		$151,215

Average balances of borrowings and maximum amount outstanding at any month end

The average balances of borrowings and the maximum amount outstanding at any month-end are as follows:

	At or for the Year Ended December 31,

	2011	2010	2009

	(Dollars in thousands)

Repurchase Agreements:
Average balance outstanding during the year	$9,127,800	$15,034,110	$ 15,100,221

Maximum balance outstanding at any month-end during the year	$14,750,000	$15,100,000	$ 15,100,000

Weighted average rate during the period	4.37%	4.10%	4.05%

FHLB Advances:
Average balance outstanding during the year	$13,349,342	$14,875,000	$ 15,035,798

Maximum balance outstanding at any month-end during the year	$14,875,000	$14,875,000	$ 15,575,000

Weighted average rate during the period	3.44%	4.04%	4.01%

Borrowed funds maturities and potential put dates

	Borrowings by Scheduled Maturity Date		Borrowings by Earlier of Scheduled Maturity or Next Potential Put Date
Year	Principal	Weighted Average Rate	Principal	Weighted Average Rate
	(Dollars in thousands)

2012	$2,900,000	0.88%	$5,575,000	2.57%
2013	-	-	1,325,000	4.69
2014	-	-	3,725,000	4.47
2015	75,000	4.62	275,000	4.10
2016	3,925,000	4.92	3,925,000	4.92
2017	2,475,000	4.37	-	-
2018	700,000	3.65	250,000	3.10
2019	1,725,000	4.62	-	-
2020	3,275,000	4.53	-	-

Total	$15,075,000	3.87%	$15,075,000	3.87%

Amortized cost and fair value of underlying securities used as collateral for securities sold under agreements to repurchase

The amortized cost and fair value of the underlying securities used as collateral for securities sold under agreements to repurchase, at or for the years ended December 31 are as follows:

	At December 31,

	2011	2010	2009

	(In thousands)

Amortized cost of collateral:
United States government-sponsored enterprise securities	$500,000	$2,529,995	$2,429,640
Mortgage-backed securities	8,467,397	14,653,221	14,482,533

Total amortized cost of collateral	$8,967,397	$17,183,216	$16,912,173

Fair value of collateral:
United States government-sponsored enterprise securities	$500,464	$2,475,720	$2,363,328
Mortgage-backed securities	8,747,418	15,125,185	15,115,964

Total fair value of collateral	$9,247,882	$17,600,905	$17,479,292